Accounts Receivable, Net - Summary of Reconciliation for Impaired Accounts Receivable (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Trade and Other Receivables [Line Items]
Impairment accounts receivable	$ (582,855)	$ (29,613)
Domestic customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(951,932)
Additions against income			$ (493,514)
Amount used			10
Impairment accounts receivable	(501,672)
Balance at the end of the year	(1,409,014)		(951,932)
Domestic customers [member] | From prior years [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(951,932)		(458,428)
Balance at the end of the year			(951,932)
Domestic customers [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	44,590
Balance at the end of the year			44,590
Domestic customers [member] | Adjusted Balance [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(907,342)		(458,428)
Balance at the end of the year			(907,342)
Export customers [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(272,813)
Additions against income			(204,713)
Amount used			297,047
Translation effects			9,552
Impairment accounts receivable	21,014
Balance at the end of the year	(321,438)		(272,813)
Export customers [member] | From prior years [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(272,813)		(374,699)
Balance at the end of the year			(272,813)
Export customers [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	(69,639)
Balance at the end of the year			(69,639)
Export customers [member] | Adjusted Balance [member]
Trade and Other Receivables [Line Items]
Balance at the beginning of the year	$ (342,452)		(374,699)
Balance at the end of the year			$ (342,452)